Bank Properties and Equipment	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Bank Properties and Equipment

8. BANK PROPERTIES AND EQUIPMENT

Bank properties and equipment at December 31, 2015 and 2014 consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

December 31,	2015	2014
Land	$7,011	$8,060
Buildings	22,715	27,293
Capital lease	8,630	8,630
Leasehold improvements and equipment	36,044	40,435
Total bank properties and equipment	74,401	84,418
Accumulated depreciation	(42,805)	(44,263)
Bank properties and equipment, net	31,596	$40,155

The Company recognized depreciation expense of $5.6 million, $5.7 million and $5.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.